Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Other Commitments [Line Items]
Total	$ 73,374
2023	73,374
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	73,374
2023	$ 73,374